LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED JANUARY 4, 2013

TO THE SUMMARY PROSPECTUS

DATED NOVEMBER 30, 2012 OF

LEGG MASON BW GLOBAL HIGH YIELD FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated November 30, 2012, as may be amended or supplemented, the fund’s statement of additional information, dated November 30, 2012, as supplemented on January 4, 2013, and as may be amended or further supplemented, are incorporated by reference into this Summary Prospectus.

Please retain this supplement for future reference.

LMFX015236